Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 173,655	$ 112,349
Restricted cash	330,791	3,290
Restricted time deposits	101,519	240
Short-term investments	100,745	321,483
Equity investments with readily determinable fair values	9,457	9,320
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Equity investments with readily determinable fair values	9,457	9,320
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	173,655	112,349
Restricted cash	330,791	3,290
Restricted time deposits	101,519	240
Short-term investments	100,745	321,483
Equity investments with readily determinable fair values	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Equity investments with readily determinable fair values	$ 0	$ 0